Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Cash and cash equivalents include cash	kr 19,622	kr 17,686
Cash equivalents	24,263	17,504
Cash and cash equivalents	kr 727	kr 1,115